UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

All Terrain Opportunity Fund
(Institutional Class: TERIX)

SEMI-ANNUAL REPORT
APRIL 30, 2017

All Terrain Opportunity Fund
A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Supplemental Information	15
Expense Example	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the All Terrain Opportunity Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.allterrainfunds.com

All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 24.5%
7,000	Energy Select Sector SPDR Fund	$474,880
20,000	FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	505,200
5,000	iShares 7-10 Year Treasury Bond ETF	533,000
2,000	Proshares S&P Midcap 400 Dividend Aristocrats ETF	103,460
4,000	SPDR Gold Shares*	483,080
25,000	SPDR S&P 500 ETF Trust	5,952,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,780,948)	8,051,620

	MUTUAL FUNDS – 61.3%
101,764	DoubleLine Shiller Enhanced CAPE/USA - Class I	1,531,552
34,112	MFS International Value Fund - Class I	1,382,215
1,400,918	PIMCO Income Fund - Class Institutional	17,189,260

	TOTAL MUTUAL FUNDS (Cost $19,851,315)	20,103,027

	SHORT-TERM INVESTMENTS – 19.1%
6,272,880	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.59%[1]	6,272,880

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,272,880)	6,272,880

	TOTAL INVESTMENTS –104.9% (Cost $33,905,143)	34,427,527
	Liabilities in Excess of Other Assets – (4.9)%	(1,612,221)

	TOTAL NET ASSETS –100.0%	$32,815,306

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Mutual Funds	61.3%
Exchange-Traded Funds	24.5%
Short-Term Investments	19.1%
Total Investments	104.9%
Liabilities in Excess of Other Assets	(4.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $33,905,143)	$34,427,527
Segregated cash at Broker	19,407
Receivables:
Dividends and interest	78,986
Prepaid expenses	21,463
Total assets	34,547,383

Liabilities:
Payables:
Investment securities purchased	1,677,420
Advisory fees	16,446
Auditing fees	7,430
Shareholder servicing fees (Note 7)	7,416
Transfer agent fees and expenses	7,257
Fund accounting fees	4,782
Fund administration fees	4,048
Custody fees	2,952
Trustees' fees and expenses	513
Chief Compliance Officer fees	341
Accrued other expenses	3,472
Total liabilities	1,732,077

Net Assets	$32,815,306

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$32,886,446
Accumulated net investment income	108,234
Accumulated net realized loss on investments and purchased options contracts	(701,758)
Net unrealized appreciation on:
Investments	522,384
Net Assets	$32,815,306

Shares of beneficial interest issued and outstanding	1,312,307
Net asset value per share	$25.01

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2017 (Unaudited)

Investment Income:
Dividends	$659,671
Interest	6,309
Total investment income	665,980

Expenses:
Advisory fees	246,698
Fund administration fees	23,481
Fund accounting fees	23,201
Legal fees	19,105
Transfer agent fees and expenses	16,997
Registration fees	16,364
Chief Compliance Officer fees	8,475
Shareholder servicing fees (Note 7)	8,138
Custody fees	7,611
Auditing fees	7,439
Shareholder reporting fees	6,967
Trustees' fees and expenses	3,968
Miscellaneous	3,776
Insurance fees	1,687
Interest expense	567
Total expenses	394,474
Advisory fees waived and/or other expenses absorbed	(114,407)
Voluntary advisory fees waived	(30,080)
Net expenses	249,987
Net investment income	415,993

Realized and Unrealized Gain (Loss) on Investments and Purchased Option Contracts:
Net realized gain (loss) on:
Investments	309,490
Purchased options contracts	(79,146)
Net realized gain	230,344

Capital gain distributions from regulated investment companies	22,299

Net change in unrealized appreciation/depreciation on:
Investments	745,396
Net change in unrealized appreciation/depreciation	745,396
Net realized and unrealized gain on investments and purchased option contracts	998,039

Net Increase in Net Assets from Operations	$1,414,032

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$415,993	$746,341
Net realized gain (loss) on investments, purchased options contracts and written options contracts	230,344	(419,319)
Capital gain distributions from regulated investment companies	22,299	111,010
Net change in unrealized appreciation/depreciation on investments, purchased options contracts and written options contracts	745,396	77,607
Net increase from payments by affiliates (Note 3)	-	6
Net increase in net assets resulting from operations	1,414,032	515,645

Distributions to Shareholders:
From net investment income:
Class I1	-	-
Class C2	-	(219,057)
Institutional Class[3]	(358,961)	(531,681)
Total distributions to shareholders	(358,961)	(750,738)

Capital Transactions:
Net proceeds from shares sold:
Class I1	-	-
Class C2	-	10,000
Institutional Class[3]	977,207	27,811,571
Reinvestment of distributions:
Class I1	-	-
Class C2	-	187,231
Institutional Class[3]	358,961	531,561
Cost of shares redeemed:
Class I1	-	(98,929)
Class C2	-	(25,778,221)
Institutional Class[3,4]	(3,005,038)	(3,710,944)
Net decrease in net assets from capital transactions	(1,668,870)	(1,047,731)

Total decrease in net assets	(613,799)	(1,282,824)

Net Assets:
Beginning of period	33,429,105	34,711,929
End of period	$32,815,306	$33,429,105

Undistributed net investment income	$108,234	$51,202

Capital Share Transactions:
Shares sold:
Class I1	-	-
Class C2	-	409
Institutional Class[3]	39,785	1,177,409
Shares reinvested:
Class I1	-	-
Class C2	-	7,795
Institutional Class[3]	14,630	22,088
Shares redeemed:
Class I1	-	(4,070)
Class C2	-	(1,094,890)
Institutional Class[3]	(122,050)	(153,573)
Net decrease from capital share transactions	(67,635)	(44,832)

[1]	Class I shares were liquidated on December 4, 2015.
[2]	Class C shares were re-designated as Class I shares on August 29, 2016. Class I shares were liquidated on September 30, 2016.
[3]	Class A shares were re-designated as Institutional Class on September 16, 2016.
[4]	Net of redemption fee proceeds of $192 and $0, respectively.

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Period November 3, 2014* through October 31, 2015
Net asset value, beginning of period	$24.23		$24.39	$25.00
Income from Investment Operations:
Net investment income[1,2]	0.31		0.60	0.29
Net realized and unrealized gain (loss) on investments	0.20		(0.18)	(0.52)
Total from investment operations	0.51		0.42	(0.23)

Less Distributions:
From net investment income	0.27		(0.58)	(0.38)
Total distributions	0.27		(0.58)	(0.38)

Redemption fee proceeds[1]	-	[3]	-	-

Net asset value, end of period	$25.01		$24.23	$24.39

Total return[4]	4.30%	[7]	1.74%	(0.93)%	[7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,815		$33,429	$8,146

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	2.40%	[8]	2.69%	2.83%	[8]
After fees waived and expenses absorbed[5,6]	1.52%	[8]	1.78%	1.95%	[8]
Ratio of net investment income to average net assets (including interest expense):
Before fees waived and expenses absorbed[2]	1.65%	[8]	1.56%	0.30%	[8]
After fees waived and expenses absorbed[2]	2.53%	[8]	2.47%	1.18%	[8]

Portfolio turnover rate	110%	[7]	206%	283%	[7]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]	Amount represents less than $0.01 per share.
[4]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Prior to September 16, 2016, returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Prior to September 16, 2016, returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. If the sales charge was included, total returns would be lower.

[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]
Prior to September 16, 2016, the Advisor had contractually agreed to limit the operating expenses of Class A to 1.95%. Effective September 16, 2016, the Advisor has contractually agreed to limit the operating expenses to 1.70% of the Institutional Class which was re-designated from Class A on that date.

[7]	Not annualized.
[8]	Annualized.

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Unaudited)

Note 1 – Organization
The All Terrain Opportunity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to provide capital appreciation with positive returns in all market conditions. The Fund commenced investment operations on November 3, 2014, with three classes of shares: Class A, Class C and Class I. Class I shares were liquidated on December 4, 2015. Class C shares were re-designated to Class I shares on August 29, 2016, and were subsequently liquidated on September 30, 2016. Class A shares were re-designated to Institutional Class on September 16, 2016.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

(c) Options
The Fund may write or purchase options contracts primarily to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no transactions in option contracts written for the six months ended April 30, 2017.

(d) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(e) Unaffiliated Investment Companies
The Fund invests a significant amount (52.4% of its net assets as of April 30, 2017) in the PIMCO Income Fund, an open-end investment company. A copy of the PIMCO Income Fund’s annual report can be found at www.pimco.com.

(f) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

(g) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period November 3, 2014 (commencement of operations) through October 31, 2015, and as of and during the year ended October 31, 2016, and as of and during the six months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Castle Financial & Retirement Planning Associates, Inc. (“Castle Financial”), and Bauer Capital Management, LLC (“Bauer Capital”), who serve as co-investment advisors and construct the Fund’s portfolio (collectively referred to as the “Advisors”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to Bauer Capital and Castle Financial at the annual rate of 0.90% and 0.60%, respectively, of the Fund’s average daily net assets. Until further notice, Castle Financial has agreed to voluntarily waive any advisory fee that it is entitled to receive after its payment of any reimbursement to the Fund of operating expenses pursuant to its expense limitation agreement.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

The Advisors have contractually agreed to waive their fee and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.70% of the average daily net assets of the Fund. Any such fee waiver or reimbursement of operating expenses will be borne 60% by Castle Financial and 40% by Bauer Capital. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. See Note 13 for a revised agreement.

For the six months ended April 30, 2017, the Advisors waived advisory fees and absorbed other expenses totaling $144,487. The advisors will not seek recoupment of any advisory fee waived or other expenses absorbed.

	Advisory Fees Accrued	Advisory Fees Waived and/or Other Expenses Absorbed
Castle Financial	$98,679	$98,762	*
Bauer Capital	$148,019	$45,725

*	Castle Financial has agreed to voluntarily waive a portion of its advisory fee after expenses reimbursed. The voluntarily advisory fee waived is reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended April 30, 2017, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2017, are reported on the Statement of Operations.

An Affiliate reimbursed the Fund $6 for losses related to trade error for the year ended October 31, 2016. The amount of the reimbursement had no impact to the Fund’s NAV.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

Note 4 – Federal Income Taxes
At April 30, 2017, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$33,942,692
Gross unrealized appreciation	$575,545
Gross unrealized depreciation	(90,710)
Net unrealized appreciation on investments	$484,835

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

As of October 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$52,122
Undistributed long-term gains	-
Tax accumulated earnings	52,122

Accumulated capital and other losses	(851,404)
Unrealized depreciation on investments	(326,929)
Total accumulated deficit	$(1,126,211)

As of October 31, 2016, the Fund had a short-term capital loss carryover of $521,765 and a long-term capital loss carryforward of $329,639. To the extent that the fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of the distributions paid during the fiscal years ended October 31, 2016 and October 31, 2015 were as follows:

Distributions paid from:	2016	2015
Ordinary income	$750,738	$363,793
Net long-term capital gains	-	-
Total taxable distributions	750,738	363,793
Total distributions paid	$750,738	$363,793

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 60 days of purchase. For the six months ended April 30, 2017 and for the year ended October 31, 2016, the Fund received $192 and $0, respectively.

Note 6 - Investment Transactions
For the six months ended April 30, 2017, purchases and sales of investments, excluding short-term investments and options, were $33,268,270 and $38,617,829, respectively.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets attributable to Institutional Class shares to shareholder servicing agents who provide administrative and support services to their customers. The Plan was effective for Class I (formerly Class C) and Class I until their liquidation date.

For the six months ended April 30, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Exchange-Traded Funds	$8,051,620	$-	$-	$8,051,620
Mutual Funds	20,103,027	-	-	20,103,027
Short-Term Investments	6,272,880	-	-	6,272,880
Total Investments	$34,427,527	$-	$-	$34,427,527

*	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts during the six months ended April 30, 2017.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2017 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$(79,146)
Total	$(79,146)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of April 30, 2017 are as follows:

Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	33

Note 11 - Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

Note 12 - New Accounting Pronouncement
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

Effective May 1, 2017, Bauer Capital Management, LLC and Castle Financial & Retirement Planning Associates, Inc. have lowered their management fee by 0.10%, to 1.40% of the Fund’s average daily net assets. In addition, effective May 1, 2017, the Advisor has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, by 0.10%, to 1.60% of the average daily net assets of the Fund's Institutional Class shares.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

All Terrain Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements
At an in-person meeting held on April 27, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Co-Advisory Agreement (each an “Advisory Agreement”) between the Trust and each of Castle Financial & Retirement Planning Associates, Inc. (“Castle”) and Bauer Capital Management, LLC (“Bauer” and together with Castle, the “Investment Advisors”) with respect to the All Terrain Opportunity Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In addition, the Trustees approved an amendment to each Advisory Agreement that would reduce the Fund’s advisory fee. In approving renewal of each Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal of each Advisory Agreement was in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and each Advisory Agreement from the Investment Advisors and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about each Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing the performance of the Fund with returns of the HFRX Global Hedge Fund Index and a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Multi-Alternative fund universe (the “Fund Universe”) for the one-year period ended January 31, 2017; and reports comparing the investment advisory fees and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of each Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisors were present during the Board’s consideration of the Advisory Agreements.

In approving renewal of each Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
With respect to the performance results of the Fund, the meeting materials indicated that the total return for the Fund for the one-year period was higher than the median returns of the Peer Group and Fund Universe, but lower than the HFRX Global Hedge Fund Index return by 1.02%. The Trustees considered the Investment Advisors’ explanation that the Fund underperformed the Index for the one-year period due to the Index’ higher allocation to risk assets (i.e., securities that are highly correlated to equities) relative to the Fund, nothing that risk assets had performed well during the period. The Trustees also noted that the Fund’s performance record was short and that review of the Fund’s performance over a longer period would be more meaningful.

The Board also considered the overall quality of services provided by each Investment Advisor to the Fund. In doing so, the Board considered each Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of each Investment Advisor’s organization and operations, and each Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by each Investment Advisor to the Fund were satisfactory.

All Terrain Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Advisory Fee and Expense Ratio
With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers), as proposed to be reduced by the Investment Advisors, was higher than the Peer Group and Fund Universe medians by 0.22% and 0.35%, respectively. The Trustees noted, however, that Bauer had waived a portion of its advisory fees and Castle had waived its entire advisory fee for the year ended January 31, 2017, due to the Fund’s low asset levels. In reviewing the Fund’s proposed advisory fee, the Trustees considered the Investment Advisors’ assertions that the Fund’s advisory fee is appropriate in light of the extensive time and work that the Investment Advisors put into managing the Fund’s investment strategy; and that the strategy is unique in that it incorporates a significant number of factors, a significant amount of research, and a proprietary risk model developed by the Investment Advisors. The Trustees also noted that the Fund’s proposed advisory fee is lower than the advisory fee of another mutual fund for which Castle had previously served as sub-advisor and which Castle had managed using the strategies it and Bauer use to manage the Fund. The Trustees also considered information regarding the allocation of the Fund’s advisory fee between the Investment Advisors.

The Trustees also considered that neither Investment Advisor manages assets for any other clients using the same investment strategies as those used by the Fund. The Trustees observed that the Fund’s proposed advisory fee was at the high end of the range of Castle’s standard fee for separate account clients, but the Trustees noted that Castle oversees the Fund’s compliance with certain requirements under the 1940 Act that do not apply to Castle’s institutional and separate account clients, and that Castle had agreed to limit the Fund’s operating expenses. The Trustees also observed that the Fund’s proposed advisory fee was lower than Bauer’s standard fee for separate account clients.

The meeting materials indicated that the annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year, as proposed to be reduced by the Investment Advisors, were above the Peer Group and Fund Universe medians by 0.21% and 0.31%, respectively. The Trustees noted, however, that the average net assets of the Fund were significantly smaller than the average net assets of funds in the Peer Group and Fund Universe.

The Board and the Independent Trustees concluded that the compensation payable to each Investment Advisor under its respective Advisory Agreement, as proposed to be amended, was fair and reasonable in light of the nature and quality of the services provided by each Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also considered information prepared by each Investment Advisor relating to its costs and profits with respect to the Fund for the year ended January 31, 2017. The Board noted that Bauer had waived a portion of its advisory fee with respect to the Fund, and determined that Bauer’s profit level was reasonable. The Trustees also observed that Castle waived its entire advisory fee and had not realized a profit with respect to the Fund.

The Board also considered the benefits received by each Investment Advisor as a result of its relationship with the Fund (other than the receipt of its investment advisory fee), including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of each Investment Advisor’s compliance program, and the intangible benefits of each Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

All Terrain Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of each Advisory Agreement. The Board and the Independent Trustees also approved the proposed amendments to the Advisory Agreements reflecting the reduction in the Fund’s advisory fee.

All Terrain Opportunity Fund
EXPENSE EXAMPLE
For the Six Months Ended April 30, 2017 (Unaudited)

Expense Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/17 – 4/30/17
Actual Performance	$ 1,000.00	$1,043.00	$ 7.70
Hypothetical (5% annual return before expenses)	1,000.00	1,017.26	7.60

*
Expenses are equal to the Fund’s annualized expense ratios of 1.52%, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the since inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

All Terrain Opportunity Fund
A series of Investment Managers Series Trust II

Investment Co-Advisor
Castle Financial & Retirement Planning Associates, Inc.
2899 State Highway 35
 Hazlet, New Jersey 07730-1549

Investment Co-Advisor
Bauer Capital Management, LLC
2899 State Highway 35
 Hazlet, New Jersey 07730-1549

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
All Terrain Opportunity Fund – Institutional Class	TERIX	46141T 604

Privacy Principles of the All Terrain Opportunity Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the All Terrain Opportunity Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (844) 441-4440 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (844) 441-4440 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund (toll-free) at (844) 441-4440.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (844) 441-4440 (or contact your financial institution). The Trust will begin sending you individual copies thirty days after receiving your request.

All Terrain Opportunity Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (844) 441-4440

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	7/07/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	7/07/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/07/2017